Quarterly Holdings Report
for
Fidelity® Japan Smaller Companies Fund
July 31, 2025
JSC-NPRT3-0925
1.804823.121
Common Stocks - 98.6%
	Shares	Value ($)
JAPAN - 98.6%
Communication Services - 2.9%
Entertainment - 2.9%
Capcom Co Ltd	267,300	6,804,317
Nintendo Co Ltd	64,900	5,424,274
		12,228,591
Consumer Discretionary - 11.8%
Automobile Components - 0.7%
Toyo Tire Corp	151,700	3,213,166
Automobiles - 1.1%
Suzuki Motor Corp	434,600	4,775,200
Broadline Retail - 1.6%
Pan Pacific International Holdings Corp	194,900	6,520,626
Distributors - 1.2%
Central Automotive Products Ltd (a)	381,000	4,864,858
Hotels, Restaurants & Leisure - 1.9%
Koshidaka Holdings Co Ltd	873,900	7,895,703
Household Durables - 0.9%
Panasonic Holdings Corp	392,000	3,708,054
Specialty Retail - 1.8%
Intermestic Inc (a)	123,100	1,569,606
USS Co Ltd	542,100	5,892,027
		7,461,633
Textiles, Apparel & Luxury Goods - 2.6%
Asics Corp	302,500	7,111,562
Fujibo Holdings Inc	93,000	3,664,114
		10,775,676
TOTAL CONSUMER DISCRETIONARY		49,214,916

Consumer Staples - 8.7%
Beverages - 1.6%
Asahi Group Holdings Ltd	525,100	6,661,461
Consumer Staples Distribution & Retail - 0.9%
Kato Sangyo Co Ltd	104,500	3,966,535
Food Products - 5.1%
Ajinomoto Co Inc	313,200	8,286,158
Kewpie Corp	275,350	7,524,745
Kotobuki Spirits Co Ltd (a)	410,500	5,477,569
		21,288,472
Household Products - 1.1%
Transaction Co Ltd	259,400	4,499,415
TOTAL CONSUMER STAPLES		36,415,883

Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Inpex Corp	313,000	4,456,732
Itochu Enex Co Ltd	243,800	3,273,240
		7,729,972
Financials - 11.3%
Banks - 3.6%
77 Bank Ltd/The	80,000	2,763,335
Hokuhoku Financial Group Inc	430,000	9,082,654
Kyoto Financial Group Inc (a)	170,400	3,082,662
		14,928,651
Consumer Finance - 1.4%
Credit Saison Co Ltd	215,900	5,696,204
Financial Services - 0.8%
Zenkoku Hosho Co Ltd	157,400	3,358,154
Insurance - 5.5%
LIFENET INSURANCE CO (a)(b)	191,600	2,902,192
Sompo Holdings Inc	319,800	9,429,960
T&D Holdings Inc	171,300	4,182,930
Tokio Marine Holdings Inc	164,000	6,585,080
		23,100,162
TOTAL FINANCIALS		47,083,171

Health Care - 1.8%
Health Care Providers & Services - 0.7%
As One Corp	189,000	2,970,088
Pharmaceuticals - 1.1%
Santen Pharmaceutical Co Ltd	395,400	4,368,742
TOTAL HEALTH CARE		7,338,830

Industrials - 26.4%
Building Products - 1.0%
Nichias Corp	106,500	4,074,736
Construction & Engineering - 2.6%
Hazama Ando Corp	399,100	4,232,169
Hibiya Engineering Ltd (a)	147,500	4,013,463
Yurtec Corp	156,000	2,553,710
		10,799,342
Electrical Equipment - 2.8%
SWCC Corp	192,400	11,518,027
Ground Transportation - 1.0%
Kyushu Railway Co	167,900	4,060,281
Machinery - 7.5%
CKD Corp	198,400	3,542,085
Ebara Corp	300,800	5,492,858
IHI Corp	87,100	9,699,176
Japan Steel Works Ltd/The	85,100	5,248,763
Sumitomo Heavy Industries Ltd	133,300	2,952,134
Takeuchi Manufacturing Co Ltd	121,700	4,350,299
		31,285,315
Professional Services - 5.1%
Funai Soken Holdings Inc	263,480	4,147,229
Open Up Group Inc	142,200	1,742,541
TKC Corp	162,000	4,866,166
Visional Inc (b)	132,700	10,372,566
		21,128,502
Trading Companies & Distributors - 5.1%
Inaba Denki Sangyo Co Ltd	157,500	4,130,356
ITOCHU Corp	78,800	4,133,266
Mitani Corp	404,300	5,922,977
Senshu Electric Co Ltd	188,300	5,318,634
Totech Corp	89,500	1,681,955
		21,187,188
Transportation Infrastructure - 1.3%
Kamigumi Co Ltd	196,700	5,527,954
TOTAL INDUSTRIALS		109,581,345

Information Technology - 20.0%
Electronic Equipment, Instruments & Components - 8.0%
Amano Corp	158,500	4,422,743
Azbil Corp	589,100	5,504,789
Dexerials Corp	346,300	5,006,683
Hamamatsu Photonics KK	304,000	3,710,348
Ibiden Co Ltd	90,600	3,831,578
Maruwa Co Ltd/Aichi	25,600	7,716,292
Riken Keiki Co Ltd (a)	143,100	3,012,762
		33,205,195
IT Services - 5.6%
Ad-sol Nissin Corp	196,800	1,748,914
Argo Graphics Inc	232,200	8,118,882
JFE Systems Inc	7,200	95,179
NSD Co Ltd	293,300	7,015,181
SCSK Corp	108,400	3,372,857
TechMatrix Corp	214,700	3,054,420
		23,405,433
Semiconductors & Semiconductor Equipment - 1.8%
Renesas Electronics Corp	408,400	4,967,395
Shibaura Mechatronics Corp	35,000	2,463,111
		7,430,506
Software - 4.0%
m-up Holdings Inc	246,700	3,438,194
Money Forward Inc (b)	235,750	9,323,293
Systena Corp	746,900	1,978,522
WingArc1st Inc	78,100	1,867,999
		16,608,008
Technology Hardware, Storage & Peripherals - 0.6%
FUJIFILM Holdings Corp	136,100	2,823,017
TOTAL INFORMATION TECHNOLOGY		83,472,159

Materials - 10.1%
Chemicals - 6.8%
C Uyemura & Co Ltd	98,400	6,302,391
Kuraray Co Ltd	365,700	4,521,324
NOF Corp	174,900	3,481,371
Osaka Soda Co Ltd	574,700	6,998,618
Resonac Holdings Corp	135,700	3,263,334
Tokyo Ohka Kogyo Co Ltd	130,900	3,585,299
		28,152,337
Construction Materials - 1.2%
Maeda Kosen Co Ltd	380,000	4,793,375
Metals & Mining - 2.1%
Yamato Kogyo Co Ltd	159,400	8,944,507
TOTAL MATERIALS		41,890,219

Real Estate - 2.4%
Real Estate Management & Development - 2.4%
Arealink Co Ltd	125,700	2,111,351
Katitas Co Ltd	227,400	3,813,091
Starts Corp Inc	131,000	3,961,098
		9,885,540
Utilities - 1.3%
Gas Utilities - 1.3%
Nippon Gas Co Ltd	301,300	5,481,111
TOTAL JAPAN		410,321,737
TOTAL COMMON STOCKS (Cost $272,794,866)		410,321,737

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	17,198	17,201
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	7,979,242	7,980,040
TOTAL MONEY MARKET FUNDS (Cost $7,997,241)			7,997,241

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $280,792,107)	418,318,978
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(1,996,965)
NET ASSETS - 100.0%	416,322,013

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	472,348	17,737,045	18,192,192	13,805	-	-	17,201	17,198	0.0%
Fidelity Securities Lending Cash Central Fund	9,338,303	145,310,187	146,668,450	64,247	-	-	7,980,040	7,979,242	0.0%
Total	9,810,651	163,047,232	164,860,642	78,052	-	-	7,997,241

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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